Note 35 - Derivatives - Cash Flow Hedge Balances (Detail: Text Values)	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Hedge Balances
Average foreign currency rate for the Groups foreign currency Euro/USD swap portfolio	0.85	0.82